Commitments and Contingencies - NuMiner Machine Purchase Agreement (Details) - NuMiner $ in Millions	1 Months Ended
	Nov. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)
Long-term Purchase Commitment [Line Items]
Deposit Assets	$ 10.0	$ 10.0
Number of units purchased	60,000